Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents

5 Cash and cash equivalents

		2023	2022

Cash
Domestic market		1,555	517
Foreign market	(i)	3,784	5,557
Cash equivalents
Domestic market		7,186	3,685
Foreign market	(i)	1,662	2,707
Total		14,187	12,466

(i)	On December 31, 2023, includes the amount of R$ 1,284 of cash and R$ 278 of cash equivalents (2022: R$ 932 of cash and R$ 1,252 of cash equivalents) of Braskem Idesa and its subsidiaries, which cannot be used by the other subsidiaries of the Company.

Cash equivalents are represented mainly by fixed-income instruments and time deposits, such as bank deposit certificates (“CDBs”), treasury bonds, financial bills, debentures, and shares of fixed income investment funds. These assets may be directly held by the Company or through its exclusive funds, FIM Júpiter and FIM Netuno. Average yield of cash equivalents is presented jointly with financial investments (see note 6).

The cash equivalents in foreign market consist of Time Deposit and interest bearing accounts held outside of Brazil.